Income tax receivables and payables (Tables)	12 Months Ended
Dec. 31, 2023
Income tax receivables and payables
Schedule of income tax receivables and payables
(€ million)	December 31, 2023				December 31, 2022
	Receivables		Payables		Receivables		Payables
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Income taxes	460	142	1,685	38	317	114	2,108	253